Document and Entity Information	Feb. 08, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 3, 2021, Apartment Investment and Management Company (the “Company”) announced that Deborah Smith had been appointed to the Board of Directors. This amendment to the Company’s Form 8-K dated February 3, 2021, is being filed to clarify that Ms. Smith's appointment was made on January 27, 2021, and that Ms. Smith will participate in the compensation program for the Company’s independent directors, which consists of an initial award of 34,000 shares of the Company’s Class A Common Stock and, for service in 2021, an annual fee of 16,234 shares of the Company’s Class A Common Stock and an annual cash retainer of $75,000, paid quarterly.
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT COMPANY
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	224-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Apartment Investment and Management CompanyClass A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE